9. Income tax (Details 5) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Details 5
Amount at beginning of year	$ (1,136,481)	$ (770,737)
Deferred income tax recognized in profit or loss and in other comprehensive income during the year	420,351	(335,850)
Discontinued operations	(467)	0
Reclassification related to current income tax for the prior year	19,135	(29,894)
Amount at end of year	$ (697,462)	$ (1,136,481)